Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 19, 2020
Registrant Name	Hartford Funds Exchange-Traded Trust
Entity Central Index Key	0001501825
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 19, 2020
Document Effective Date	Feb. 19, 2020
Prospectus Date	Feb. 19, 2020
Hartford Core Bond ETF | Hartford Core Bond ETF
Prospectus:
Trading Symbol	HCRB